Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Segment Reporting [Abstract]
Unadjusted gross profit	$ 79,022	$ 57,018	$ 68,284
Inventory provisions	(383)	(736)	(475)
Other unallocated costs	(2,445)	38	(3,586)
Adjustment of intercompany profit	26	30	254
Gross profit	$ 76,220	$ 56,350	$ 64,477